RELATED PARTY TRANSACTIONS (Details)		4 Months Ended	12 Months Ended
		Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) $ / item shares	Dec. 31, 2016 USD ($) $ / item shares	Dec. 31, 2015 USD ($) $ / item shares	Dec. 31, 2014 shares
Related party transactions
Units owned (in units)		421,581,510	421,581,510	588,474,702
Fund's net asset value (as a percent)		2.45%	2.45%	1.23%
Class A
Related party transactions
Units owned (in units)	[1]	156,671,363	156,671,363	61,945,513	63,179,258	64,145,923
Annual percentage of sponsor fees charged by the Fund based on month-end net assets			1.50%
Class C
Related party transactions
Units owned (in units)	[2]	19,603,674	19,603,674	232,428,092	272,305,731	265,575,955
Annual percentage of sponsor fees charged by the Fund based on month-end net assets			2.50%
Class D
Related party transactions
Units owned (in units)		22,451,556	22,451,556	36,734,074	36,603,739	35,322,377
Annual percentage of sponsor fees charged by the Fund based on month-end net assets		0.75%
Class I
Related party transactions
Units owned (in units)		21,581,463	21,581,463	28,092,830	29,501,569	31,155,649
Annual percentage of sponsor fees charged by the Fund based on month-end net assets			1.10%
MLAI | Class D
Related party transactions
Units owned (in units)		48	48	48
MLAI | Maximum | Class D
Related party transactions
Fund's net asset value (as a percent)		1.00%	1.00%	1.00%
Transfer Agent
Related party transactions
Fee rate paid by MLAI based on aggregate net assets (as a percent)			0.02%
Fees allocated to Fund | $			$ 155,229	$ 203,690	$ 409,936
Fees payable | $		$ 37,175	$ 37,175	$ 49,057
BofA Corp
Related party transactions
Interest rate under the Interest Earning Program on U.S. dollar cash balances			federal funds rate
Margin on interest rate under the Interest Earning Program on U.S. dollar cash balances (as a percent)			0.20%
Floor rate (as a percent)		0.00%	0.00%
MLPF&S
Related party transactions
Average round-turn commission rate (in dollars per round-turn) | $ / item			3.89	3.73	3.64

[1]	Subscription units include conversion in of 116,947,226 units which were converted from Class C in 2017.
[2]	Redemption units include conversion out of 132,719,080 units which were converted to Class A in 2017.